COVER PAGE	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Entity File Number	000-56730
Entity Registrant Name	BROOKFIELD RENEWABLECORPORATION
Entity Address, Address Line One	250 Vesey Street
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
Entity Central Index Key	0001791863
Document Period End Date	Jun. 30, 2025
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2